INCOME TAXES (Schedule of Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Depreciation of property, plant and equipment	$ 1,618,387	$ 2,188,731
Warranty costs	4,144,552	5,058,369
Inventory write-down	408,683	517,001
Allowance for doubtful accounts	12,882,718	14,608,597
Net operating loss carry forwards	51,404,673	51,570,404
Fixed assets impairment	17,397	175,045
Others	116,905	49,603
Gross total deferred tax assets	70,593,315	74,167,750
Valuation allowance	(61,025,933)	(64,754,872)
Net deferred tax assets	9,567,382	9,412,878
Analysis as:
Current	2,075,802	1,922,242
Non-current	$ 7,491,580	$ 7,490,636